Note 5 - Property and Equipment (Details) (USD $)	12 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011
Property, Plant and Equipment [Abstract]
Depreciation	$ 396,814	$ 452,303	$ 227,456
Asset Impairment Charges		$ 107,123